1933 Act Registration No. 888-03176
1940 Act Registration No. 002-72066

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SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20546

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [  ]

Pre-Effective Amendment No.                                           [  ]
Post-Effective Amendment No.                                          [33]


and

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940                                    [  ]
Amendment No.                                                         [33]



                                DECLARATION FUND
               (Exact name of registrant as specified in Charter)

                           555 North Lane, Suite 6160
                             Conshohocken, PA 19428
              (Address of Principle Executive Offices and Zip Code)

                                  610-832-1075
               (Registrant's Telephone Number including Area Code)

                                Terence P. Smith
                              The Declaration Group
                           555 North Lane, Suite 6160
                             Conshohocken, PA 19428
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)


[ ] Immediately upon filing pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] On ___________, pursuant to paragraph (b)
[X] On March 5, 1999, pursuant to paragraph (a)(1)
[ ] On ___________, pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                        THE DECLARATION MONEY MARKET FUND

                              CROSS-REFERENCE SHEET
                            (As required by Rule 495)


ITEM NO. ON FORM N-1A                       CAPTION OR SUBHEADING IN PROSPECTUS
                                            OR STATEMENT OF ADDITIONAL INFORMATION

PART A - INFORMATION REQUIRED IN PROSPECTUS
1.  Front and Back Cover Pages.             Cover Page; Back Cover Page

2.  Risk/Return Summary: Investments,
    Risks, and Performance.                 Risk/Return Summary; Fees and Expenses


3.  Risk/Return Summary/ Fee Table.         Fees and Expenses


4.  Investment Objectives, Principal        Risk/Return Summary; Investment Objectives
    Investment Strategies, and Related      and Policies
    Risks


5.  Management's Discussion of              Not Applicable
    Fund Performance

6.  Management, Organization and            Management of the Fund; Investment Adviser;
    Capital Structure                       General Information

7.  Shareholder Information                 Purchasing Shares; Redeeming Shares;
                                            Plan of Distribution; Tax Considerations; General
                                            Information

8.  Distribution Arrangements               Redeeming Shares; Plan of Distribution


9.  Financial Highlights Information        Not Applicable

PART B. STATEMENT OF ADDITIONAL INFORMATION

10. Cover Page and Table of Contents        Cover Page;  Table of Contents

11. Fund History                            Not covered in Statement of Additional
                                            Information (covered under Item 6 of
                                            Part A)

12. Description of the Fund and its         Investment Policies and Restrictions
    Investments and Risks

13. Management of the Fund.                 Investment Adviser; Directors and
                                            Officers

14. Control Persons and Principal           Directors and Officers; Investment Adviser
    Holders of Securities.

15. Investment Advisory and other           Investment Adviser; Fund Service Providers
    Services.

16. Brokerage Allocation and Other          Portfolio Transactions
    Practices

17. Capital Stock and Other                 Capital Stock
    Securities.

18. Purchase, Redemption and Pricing        Determination of Net Asset Values
    of Securities Being Offered             Purchasing and Redeeming Shares

19. Taxation of the Fund.                   Tax Information

20. Underwriters                            Fund Service Providers
    and Transfer Agents

21. Calculations of Performance Data.       Performance Information

22. Financial Statements                    Not Applicable

PART C

Information required to be included in PART C is set forth under the appropriate Item, so numbered, in PART C of the Registration Statement.

--------------------------------------------------------------------------------
                                     PART A

                        The Declaration Money Market Fund

                                  (the "Fund")

                                   PROSPECTUS
                                  MARCH 5, 1999


The Fund's investment objective is to provide a high a level of current income consistent with the preservation of capital and liquidity. The Fund seeks to achieve its objective by investing primarily in short term obligations of the U.S. Government and its agencies and instrumentalities.


The minimum investment in the Fund is $1,000 for regular accounts and $1000 for retirement accounts. The minimum subsequent investment is $500 for regular accounts and $50 for retirement accounts. The Fund is a No-Load Fund. This means that 100% of your initial investment is invested in shares of the Fund.


THIS FUND IS ONLY AVAILABLE TO SHAREHOLDERS OF OTHER MUTUAL FUNDS IN THE DECLARATION FUND FAMILY OF FUNDS, SHAREHOLDERS OF MUTUAL FUNDS WHICH ARE CLIENTS OF THE DECLARATION GROUP, 555 NORTH LANE, SUITE 6160, CONSHOHOCKEN PA, AND EMPLOYEES, OFFICERS, DIRECTORS AND FAMILY MEMBERS OF THOSE MUTUAL FUNDS.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS


Risk/Return Summary
Fees And Expenses.
Investment Objectives And Policies.
Tax Considerations.

Purchasing Shares.
Redeeming Shares.
Investment Adviser.
Management of the Fund.
Plan of Distribution
General Information.

--------------------------------------------------------------------------------

                               RISK/RETURN SUMMARY

The Fund is a diversified mutual fund whose primary investment objective is to provide a high level of current income consistent with the preservation of capital and liquidity. The Fund seeks to achieve its objectives by normally investing only in U.S. Government direct obligations, U.S. Government agency securities and repurchase agreements. The Fund will normally invest at least 85% of its net assets in these securities. The Fund will invest in instruments maturing not more than 397 days from the date of investment and will maintain a dollar-weighted average portfolio maturity of 90 days or less. The Fund will also try to maintain a stable net asset value of $1.00 per share.

The Fund does not intend to actively trade its portfolio. Accordingly, portfolio turnover should be very low. The Fund's Adviser estimates that portfolio turnover will be less than 20% annually. This will help to minimize transaction costs to the Fund, and will also minimize any realized capital gains to the Fund.

Principal Risks

(1) The major factor influencing the Fund's performance is interest rates. When interest rates rise, bond prices fall. The longer bonds have until they mature, the greater their price volatility when interest rates change. The Fund will minimize price volatility risk by investing only in short term securities and generally holding such securities until they mature. The Fund will invest in U.S. Government and Agency securities to minimize credit risk in its portfolio, but you should be aware that any governmental guarantees on those securities will not apply to the market value of those securities, or to the current yield of those securities, or to the Fund's shares. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Finally, this is a new Fund without a prior operating history, and this is a new position for the Adviser to the Fund. The Fund's lack of performance history and management experience may pose additional risks.


                                FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES:
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     NONE


ANNUAL FUND OPERATING EXPENSES:

(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees.                                              0.74%
Servicing (12b-1) Fees.                                       0.25%*
Other Fees (estimated)                                        0.01%
                                                              -----
Total Annual Fund Operating Expenses.                         1.00%

EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COSTS OF INVESTING IN THE FUND WITH THE COSTS OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. BECAUSE THE FUND DOES NOT CHARGE ANY REDEMPTION FEES, YOU WOULD PAY THE SAME EXPENSES IF YOU DID NOT REDEEM YOUR SHARES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

One Year            Three Years
--------            -----------
  $102                 $318

* Because 12b-1 fees are paid on an ongoing basis, you could end up paying more expenses over the long term than if you had paid an initial sales charge


The Fund's Adviser has agreed to waive receipt of its fees and/or assume certain expenses of the Fund, to the extent possible, to insure that the Fund's total expenses do not exceed 1.00% annually. If the Advisor waives fees or assumes expenses of the Fund, such actions would have the effect of lowering the expense ratio and increasing the yield to investors.

                       INVESTMENT OBJECTIVES AND POLICIES


The Fund's investment objectives, risks and general investment strategies are discussed in the Risk/Return Section of this Prospectus. This Section has additional information about the Fund's investment policies you should know before you invest.


The Fund will not invest in instruments maturing more than 397 days from the date of investment, and will maintain a dollar-weighted average portfolio maturity of 90 days or less.


The Fund is a "Money Market Fund", and as such, is obligated to comply with the requirements of Rule 2a-7 under the 1940 Act, which governs the operations of money market funds.

The Fund will normally hold portfolio securities to maturity. As a result, the Fund does not expect to realize capital gains on its securities holdings, nor does it expect its net asset value to fluctuate above or below $1.00 per share.

Although the Fund does not intend to actively trade its portfolio, the Fund may have to sell securities in order to satisfy large redemption requests. You should be aware that selling securities which have been held for short time periods might result in the Fund realizing short-term capital gains, and that may have an impact on the Fund's net asset value and on your tax status. Please see the Statement of Additional Information ("SAI") for a more detailed discussion of taxation issues, and consult with your tax advisor to determine what impact the Fund's investment policies may have on your personal tax situation.

The Fund will normally invest at least 85% of its net assets in the following securities:


(1) U.S. Government Treasury Bills, Treasury Notes, and Treasury bonds with remaining maturities of less than 397 days,

(2) U.S. Government agency securities with remaining maturities of less than 397 days,

(3)  Repurchase   Agreements   collateralized  by  U.S.  Government  and  Agency
     securities.

U.S. Government Securities include direct obligations of the U.S. Government and obligations issued by U.S. Government agencies and instrumentalities. The market value of such securities fluctuates in response to interest rates and the creditworthiness of the issuer. In the case of securities backed by the full faith and credit of the United States Government (direct obligations), credit risk is minimal; shareholders are generally exposed only to interest rate risk.

Repurchase Agreements. The Fund may invest in repurchase agreements ("Repos") with broker-dealers, banks and other financial institutions, provided that the Fund's custodian always has possession of the securities serving as collateral for the Repos or has proper evidence of book entry receipt of said securities. In a Repo, the Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified time (usually one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All Repos entered into by the Fund must be collateralized by U.S. Government and Agency Securities, the market values of which equal or exceed 102% of the principal amount of the money invested by the Fund. If an institution with whom the Fund has entered into a Repo enters insolvency proceedings, the resulting delay, if any, in the Fund's ability to liquidate the securities serving as collateral could cause the Fund some loss if the securities declined in value prior to liquidation. To minimize the risk of such loss, the Fund will enter into Repos only with institutions and dealers considered creditworthy.

Cash Reserves. The Fund may normally hold up to 15% of its assets in cash to meet liquidity needs.

When-Issued Securities and Delayed-Delivery Transactions. The Fund may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place at some future date. The Fund may enter into such transactions when, in the Adviser's opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Fund has not established any limit on the percentage of assets it may commit to such transactions, but to minimize the risks of entering into these transactions, the Fund will maintain a segregated account with its Custodian consisting of cash, cash equivalents, or U.S. Government Securities, in an amount equal to the aggregate fair market value of its commitments to such transactions.

                               TAX CONSIDERATIONS

The Fund intends to qualify each year as a regulated investment company under Sub Chapter M of the Internal Revenue Service (IRS) Code, as currently in effect and as amended from time to time. In any fiscal year in which the Fund qualifies as a regulated investment company and distributes to shareholders all of its net investment income and net capital gains, the Fund will not have to pay any federal income tax.

Generally, all dividends and capital gains are taxable whether they are reinvested or received in cash, unless you are exempt from taxation or entitled to a tax deferral. Because the Fund will invest primarily in U.S. Government and agency securities and hold those securities until they mature, the Fund does not anticipate that it will realize any capital gains. In the unlikely event that the Fund does realize capital gains, it will pay out such capital gains at least annually, usually in December. Early each following year, you will be notified as to the amount and federal tax status of all income distributions paid to you from the prior year. Such distributions may also be subject to state or local taxes. The tax treatment of redemptions from a retirement plan account may differ from redemptions from an ordinary shareholder account.


You must provide the Fund with your correct taxpayer identification number, and certify that you are not subject to backup withholding (your taxpayer identification number is usually your Social Security number). If you fail to do so, the IRS may require the Fund to withhold 31% of your taxable distributions and redemptions. Federal law also requires the Fund to withhold 30% or the applicable treaty rate from dividends paid to certain nonresident aliens, non-U.S. partnerships, and non-U.S. corporations.

This is a brief summary of the tax laws that affect your investment in the Fund. Please see the Section entitled "Tax Information" in the SAI for additional information, and consult with your own tax advisor, since every investor's tax situation is unique.

                                PURCHASING SHARES


THIS FUND IS ONLY AVAILABLE TO SHAREHOLDERS OF OTHER MUTUAL FUNDS IN THE DECLARATION FUND FAMILY OF FUNDS, SHAREHOLDERS OF MUTUAL FUNDS WHICH ARE CLIENTS OF THE DECLARATION GROUP, 555 NORTH LANE, SUITE 6160, CONSHOHOCKEN PA, AND EMPLOYEES, OFFICERS, DIRECTORS AND FAMILY MEMBERS OF THOSE MUTUAL FUNDS.

The Declaration Group consists of two related companies, Declaration Distributors, Inc. ("DDI") and Declaration Service Company ("DSC") that provide underwriting, transfer agency, and fund accounting services to mutual funds nationwide. DDI and DSC are both wholly-owned subsidiaries of Declaration Holdings, a Delaware corporation. If you are a shareholder of a mutual fund that employs either DDI or DSC, you may purchase shares of the Fund. You may also purchase shares of the Fund if you are an officer, director or employee of a mutual fund that employs DDI or DSC.

Declaration Fund is an open-end management investment company organized as a Pennsylvania business trust. It is a "series" company, meaning that it can issue an unlimited number of series of shares ("funds"). Presently, the series of the Declaration Fund are:

Declaration Cash
The Michigan Heritage Fund
The VanderPal Protected Income and Growth Fund
The Declaration Money Market Fund

If you are a shareholder, officer, director, or employee of any of these funds, you may purchase shares of the Fund.


To purchase shares of the Fund, first complete and sign a New Account Purchase Application and mail it, together with your check for the total purchase price, to THE DECLARATION MONEY MARKET FUND, C/O DECLARATION DISTRIBUTORS, INC., 555 NORTH LANE, SUITE 6160, CONSHOHOCKEN, PA 19428. Checks are accepted subject to collection at full face value in United States currency. If your check does not clear, your purchase will be cancelled and you will be subject to any losses or fees incurred by the Fund with respect to the transaction. If shares are purchased by check and redeemed by letter within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared, a period of up to fifteen days.

You will receive a statement showing the number of shares purchased, the net asset value at which your shares were purchased, and the new balance of Fund shares owned each time you purchase shares of the Fund. The Fund does not issue stock certificates. All full and fractional shares will be carried on the books of the Fund.

Shares of the Fund are purchased at the net asset value next computed after the receipt of your purchase order. The Fund's share price, also called its net asset value, is determined as of the close of trading (normally 4:00 p.m., Eastern Time) every day the New York Stock Exchange is open. The Fund calculates its net asset value per share by dividing the total value of its assets after subtracting liabilities by the number of its shares outstanding.


The Fund will attempt to maintain a stable net asset value of $1.00 per share. The securities held in the Fund's portfolio are valued on the basis of amortized cost. This means that when the Fund buys a security, the security will be constantly valued at its purchase price and assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is either higher or lower than the price that would be received if the instrument was sold. During periods of declining interest rates, the daily yield on shares of the Fund, computed as described above, may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing Fund investors would receive less investment income. The converse would apply in a period of rising interest rates.

The valuation of the Fund's instruments based upon their amortized cost and the commitment to attempt to maintain the Fund's per share net asset value of $1.00 is authorized by the provisions of Rule 2a-7 under the 1940 Act. In compliance with the terms of the Rule, the Board of Trustees has agreed to establish procedures reasonably designed to stabilize the net asset value per share, as computed, for the purposes of sales and redemptions at $1.00 per share, taking into account current market conditions and the Fund's investment objective. These procedures include periodic review (when the Board of Trustees deems appropriate and at such intervals as are reasonable in light of current market conditions) of the relationship between amortized cost value per share and a net asset value per share based upon available indications of market value. In such review, all portfolio securities including securities with maturities of less than 60 days must be marked to market for purposes of computing market deviation. Other investments and assets are valued at fair market value as determined in good faith by the Board of Trustees or its designee(s). In the event of a difference of over 1/2 of 1% between the Fund's net asset value based upon available market quotations or market equivalents and its per share net asset value based on amortized cost, the Board of Trustees will promptly consider what action, if any, should be taken. The Board of Trustees will also take such action, as it deems appropriate, to eliminate or to reduce, to the extent reasonably practicable, any material dilution or other unfair results which might arise from differences between the two methods of value. Such action may include redemption in kind, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity, withholding dividends, or utilizing a net asset value per share as determined by using available market quotations. See "Daily Dividends" below.

Daily Dividends
---------------
The Fund will declare and automatically invest dividends from the net investment income on each day that the Fund is open for business for shareholders of record as of 11:00 A.M., East Coast time. Income for Saturdays, Sundays, and holidays will be declared as a dividend on the next succeeding business day. The amount of dividends declared and paid fluctuates from day to day. Dividends are automatically reinvested at net asset value in additional shares. Shareholders of the Fund will receive periodic transaction summaries of their accounts, including information about dividends reinvested or paid. Shareholders who make the request may have their dividends paid to them monthly in cash. For such shareholders, the shares reinvested and credited to their account during the month will be redeemed promptly after the end of the month and the proceeds paid to them by check.

Net income, for dividend purposes, is the sum of: (1) net investment income, which consists of the interest earned on the Fund's investments (adjusted for amortization of original issue, market discounts or premiums ), less the estimated expenses of the Fund; and (2) gains or losses realized on the sale of portfolio securities. Net income will be so calculated immediately prior to the determination of the Fund's net asset value per share. The Board of Trustees of Declaration Fund may revise the above dividend policy, or postpone the payment of dividends, if the Fund should have or anticipate any large unexpected expenses, losses or fluctuations in net assets with respect to the Fund that, in the opinion of the Board of Trustees, might have a significant effect on shareholders. The shareholders will be notified of any such action taken by the Board of Trustees.


The Fund is a No-Load Fund. This means that you will not be charged any sales commissions or underwriting discounts, so 100% of your initial investment is invested in shares of the Fund. The minimum initial investment is $1,000 for regular accounts and $1,000 for Individual Retirement Accounts (IRAs). Minimum subsequent purchases for regular accounts are $500 and $50 for IRA accounts.

All applications to purchase shares of the Fund are subject to acceptance by authorized officers of the Fund and are not binding until accepted. The Fund reserves the right to reject purchase orders under circumstances or in amounts considered disadvantageous to existing shareholders. Please see the SAI Sections entitled "Purchasing and Redeeming Shares" and "Tax Information" for more information concerning share purchases.

                                REDEEMING SHARES


You may redeem your shares in the Fund at any time and for any reason. Upon receipt by the Fund of a redemption request in proper form, your shares of the Fund will be redeemed at their next determined net asset value. Redemption requests must be in writing and delivered to the Fund at THE DECLARATION MONEY MARKET FUND, C/O DECLARATION SERVICE COMPANY, 555 NORTH LANE, SUITE 6160, CONSHOHOCKEN, PA 19428. To be in "proper form," your redemption request must:


1. Specify the number of shares or dollar amount to be redeemed, if less than all shares are to be redeemed;
2. Be signed by all owners exactly as their names appear on the account;

3. If required, include a signature guarantee from any "eligible guarantor institution". Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A notary public is not an eligible guarantor.


Further documentation, such as copies of corporate resolutions and instruments of authority may be requested from corporations, administrators, executors, personal representatives, trustees, or custodians to evidence the authority of the person or entity making the redemption request.

Signature Guarantees. A signature guarantee is designed to protect you and the Fund by verifying your signature. SIGNATURE GUARANTEES ARE REQUIRED WHEN:

(1)  establishing certain services after the account is opened;
(2)  requesting redemptions in excess of $10,000;
(3) redeeming or exchanging shares, when proceeds are: (i) being mailed to an address other than the address of record, (ii) made payable to other than the registered owner(s); or
(4)  transferring shares to another owner.


The redemption price per share is net asset value, determined as of the close of business on the day your redemption order is received by the Fund. Redemption requests received after 4:00 p.m. Eastern time will be redeemed at net asset value determined as of the close of business the next business day.


If the value of your account falls below $1,000 as a result of previous redemptions and not market price declines, the Fund may redeem the shares in your account. However, the Fund will notify you first if such an event occurs, and you will have 60 days to bring your account balance up to the minimum levels before the Fund may exercise its option to redeem.

Payment for shares redeemed is made within seven days after receipt by the Fund of a request for redemption in proper form. The Fund reserves the right to suspend or postpone redemptions during any period when (a) trading on any of the major U.S. stock exchanges is restricted, as determined by the Securities and Exchange Commission, or that the major exchanges are closed for other than customary weekend and holiday closings, (b) the Commission has by order permitted such suspension, or (c) an emergency, as determined by the Commission, exists making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

                             MANAGEMENT OF THE FUND


The Fund is a series of the Declaration Fund (the "Trust"), an open-end, diversified management investment company organized as a Pennsylvania business trust. The Trust's headquarters are at P.O. Box 844, Conshohocken PA 17428-0844. The business and affairs of the Trust and of the separate series within the Trust are managed by the Trust's Board of Trustees. The Trustees establish policies, and have certain fiduciary duties and obligations to the Trust and the separate series and their shareholders under the laws of the state of Pennsylvania and applicable federal securities laws. Currently, the Trust offers four series: Declaration Cash, The Michigan Heritage Fund, The VanderPal Protected Income and Growth Fund, and the Declaration Money Market Fund.


The Trust is aware of a potential problem that may occur when the year changes from 1999 to 2000. Many computers and computer programs have been built where dates are calculated using only two digits. As a result, these computers and programs cannot tell the difference between 1900 and 2000, and when the year changes from 1999 to 2000, there may be significant problems. The Trust has taken steps to address this problem, specifically by entering into contracts only with vendors who are aggressively addressing the problem and by updating the Trust's own systems to address the problem. As of the date of this filing, the Trust does not foresee "The Year 2000 Problem" as having any significant negative impact on the Trust or the Fund.

                               INVESTMENT ADVISER


Declaration Investment Advisors, Inc. was organized as a Pennsylvania corporation in 1976. Its address is Suite 6160, 555 North Lane, Conshohocken, PA19428. Its Directors and principal officers are: Terence P. Smith, Chief Executive Officer and Sole Director, Gregory Sanginitti, President and Linda K. Coyne, Executive Vice President and Secretary. The address of each of these persons is Suite 6160, 555 North Lane, Conshohocken, PA 19428.

Declaration I/A is a wholly owned subsidiary of Declaration Holdings, Inc.("Holdings"). Prior to August 21, 1997, Stephen B Tily, III and WMB Holdings, Inc. owned all of the outstanding voting stock of Holdings. On August 21, 1997,all of the outstanding voting stock of Holdings was transferred to Terence P. Smith, then the Secretary of the Company. On October 22, 1997, Mr. Smith transferred 20% of the stock to Mentor Special Situations Fund (a venture capital limited partnership), and 5% to Messers. George Stasen and Edward Sager (the principals of Mentor Special Situations Fund). Mr. Smith now owns 75%,Mentor Special Situations 20% and Messrs. Stasen and Sager 2 1/2% each. The address of each of the owners is 555 North Lane Suite 6160 Conshohocken, Pennsylvania 19428.

Mr. Terence P. Smith is portfolio manager of the Fund. Mr. Smith has also been portfolio manager for Declaration Cash, another fund in the Declaration Fund series, since July 24, 1998. Mr. Smith is also Chief Executive Officer and controlling shareholder of Declaration Service Company and Declaration Distributors, Inc. Mr. Smith has been an executive officer for both of these companies since 1987. Mr. Smith has been the portfolio manager for Declaration cash since 1996.


The Adviser manages the investment portfolio and business affairs of the Fund under an Investment Advisory Agreement with the Fund, and manages, or arranges to manage, the daily operations of the Fund under an Operational Services Agreement.

INVESTMENT ADVISORY AGREEMENT. Under the terms of the Advisory Agreement, the Adviser, subject to the supervision of the Board of Directors, will manage the investment operations of the Fund in accordance with the Fund's investment policies. In consideration of the Adviser's investment advisory services, the Fund will pay to the Adviser on the last day of each month a fee equal to 0.25% of average net asset value of the Fund, such fee to be computed daily based upon the net asset value of the Fund.

The Advisor furnishes an investment program for the Fund, determines, subject to the overall supervision and review of the Board of Directors of the Trust, what investments should be purchased, sold and held, and makes changes on behalf of the Trust in the investments of the Fund.

OPERATIONAL SERVICES AGREEMENT. Under the terms of the Operational Services Agreement, the Adviser, subject to the supervision of the Board of Trustees, will provide day-to-day operational services to the Fund including, but not limited to, providing or arranging to provide accounting, administrative, legal (except litigation), dividend disbursing, transfer agent, registrar, custodial, fund share distribution, shareholder reporting, sub-accounting and record keeping services. The Services Agreement provides that the Adviser pays all fees and expenses associated with these and other functions, including but not limited to, expenses of legal compliance, shareholder communications, and meetings of the shareholders. Under the Services Agreement, the Fund will pay to the Adviser on the last day of each month a fee equal to 0.49% of average net asset value of the Fund, such fee to be computed daily based upon the net asset value of the Fund. The Adviser has entered into an Investment Company Services Agreement with Declaration Service Company to provide Transfer Agent and essentially all administrative services for the Fund. The Adviser has also entered into a Distribution Agreement with Declaration Distributors, Inc. ("DDI") wherein DDI will act as principal underwriter for the Fund's shares, and an Investment Services Agreement with Declaration Service Company ("DSC") wherein DSC will provide fund accounting, transfer agency, shareholder servicing, and dividend disbursing agency services to the Fund. DDI and DSC are affiliated companies. Both are controlled by Mr. Terence P. Smith.

From time to time, the Adviser may waive receipt of its fees and/ or voluntarily assume certain Fund expenses, which would have the effect of lowering the Fund's expense ratio and increasing yield to investors during the time such amounts are waived or assumed. The Fund will not be required to pay the Adviser for any amounts voluntarily waived or assumed, nor will the Fund be required to reimburse the Adviser for any amounts waived or assumed during a prior fiscal year.

The Fund pays all expenses incident to its operations and business not specifically assumed by the Adviser, including expenses relating to custodial, legal, and auditing charges; printing and mailing of reports and prospectuses to existing shareholders; taxes and corporate fees; maintaining registration of the Fund under the Investment Company Act of 1940, and registration of its shares under the Securities Act of 1933; and qualifying and maintaining qualification of its shares under the securities laws of certain states.

                               GENERAL INFORMATION

The Fund will not issue stock certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued to you for all purchases of shares.

You will be provided at least semi-annually with a report showing the Fund's portfolio and other information and annually after the close of the Fund's fiscal year, which ends December 31, with a report containing audited financial statements.

The shares making up the Fund represent an interest in the Fund only and in the event of liquidation, each share of the Fund would have the same rights to the distribution of assets as every other share of the Fund.

As a shareholder, you have voting rights with respect to the management and operation of the Fund and its policies. You are entitled to one vote for each whole share, and fractional votes for fractional shares held. Shares of the Fund do not have cumulative voting rights. The Fund's shares are fully paid and non-assessable, have no pre-emptive or subscription rights, and are fully transferable, with no conversion rights.

Prior to the public offering made by this prospectus, the Adviser owned (having purchased for investment), all of the outstanding shares of the Fund and as a result may be deemed to then control the Fund.

In reports or other communications to investors, or in advertising material, the Fund may describe general economic and market conditions affecting the Fund and may compare its performance with other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar nationally recognized rating services and financial publications that monitor mutual fund performance.

According to the law of Pennsylvania, under which the Trust is incorporated, and the Trust's bylaws, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the Investment Company Act of 1940. Inquiries regarding the Fund should be directed to the Fund at its address or telephone number shown on the front cover of this Prospectus.

The Trust will call a meeting of shareholders for the purpose of voting upon the removal of a director or directors when requested in writing to do so by record holders of at least 10% of the Fund's outstanding common shares, and in connection with such meeting will comply with the provisions of section 16(c) of the Investment Company Act of 1940 concerning assistance with a record shareholder communication asking other record shareholders to join in that request.


                              PLAN OF DISTRIBUTION

The Fund has adopted a Plan of Distribution, or "12b-1 Plan" under which it may finance activities primarily intended to sell shares. Under the 12b-1 Plan, the Fund may pay a distribution fee at an annual rate of up to 0.25% of average daily net assets of the Fund to the Adviser for services primarily intended to sell shares and for providing certain shareholder services. These services include, among other things, processing new shareholder account applications, preparing and transmitting to the Fund's Transfer Agent computer processable tapes of all transactions by customers, and serving as the primary source of information to customers in answering questions concerning the Fund and their transactions with the Fund.

Payments under the 12b-1 Plan are not tied exclusively to the distribution and/or shareholder servicing expenses actually incurred by the Adviser, and such payments may exceed the expenses actually incurred. The Company's Board of Trustees evaluates the Plan on a regular basis.

You should be aware that, over time, 12b-1 fees will increase the costs of your investment, and may eventually cost you more than other types of sales charges.

                              FOR MORE INFORMATION

Additional   information  about  the  Fund  will  be  available  in  the  Fund's semi-annual report to shareholders, which will be prepared and sent to all shareholders of the Fund after the Fund's first six months of operations. In the Fund's semi-annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its first six months.

STATEMENT OF ADDITIONAL                   BY MAIL:
INFORMATION (SAI)
                                          Declaration Fund
The SAI contains more detailed            c/o Declaration Service Company
Information on all aspects of the         555 North Lane, Suite 6160
Fund.  A current SAI, dated March 1,      Conshohocken, PA 19428
1999, has been filed with the SEC
and is incorporated by reference          BY PHONE:  1-800-353-3553
into (is legally a part of) this
prospectus.

To request a free copy of the SAI,
or the Fund's latest semi-annual          OR YOU MAY VIEW OR OBTAIN THESE
Report, please contact the Fund.          DOCUMENTS FROM THE SEC.

                                          IN PERSON:  at the SEC's Public
                                          Reference Room in Washington, D.C.

                                          BY PHONE:  1-800-SEC-0330

                                          BY MAIL:  Public Reference Section,
                                          Securities and Exchange Commission,
                                          Washington, D.C.  20549-6009
                                          (duplicating fee required)

                                          ON THE INTERNET:  www.sec.gov

                        The Declaration Money Market Fund
                         c/o Declaration Service Company

                           555 North Lane, Suite 6160

                             Conshohocken, PA 19428
                                 1-800-353-3553


                           Investment Company Act No.
                                    811-03176

                       STATEMENT OF ADDITIONAL INFORMATION


                               Dated March 5, 1999



                                Declaration Fund
                           555 North Lane, Suite 6160
                             Conshohocken, PA 19428
                                  800-355-3553


This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of The Declaration Money Market Fund, dated March 1, 1999. You may obtain a copy of the Prospectus, free of charge, by writing to Declaration Fund, c/o The Declaration Group, 555 North Lane, Suite 6160, Conshohocken, PA 19428, phone number 800-353-3553.


                                TABLE OF CONTENTS

Declaration Fund
Investment Policies and Restrictions              Custodian
Calculation of Yield
Investment Adviser                                Transfer Agent
Directors and Officers                            Administration
Performance Information                           Distributor
Purchasing and Redeeming Shares                   Independent Accountants
Tax Information                                   Independent Auditors Report *
Portfolio Transactions                            Financial Statements *

* to be filed by amendment

DECLARATION FUND


Declaration Fund is an open-end, diversified, management investment company. Originally incorporated in Pennsylvania on April 9, 1981, Declaration Fund changed its form of organization to a business trust effective, July 9,1984. It became registered with the Commonwealth of Pennsylvania as a Pennsylvania Business Trust on May 16, 1990. Declaration Fund is a series fund - Declaration Money Market Fund (hereafter sometimes "the Fund" or "Fund") is a series of Declaration Fund. For more information, please see the Fund Prospectus.


INVESTMENT POLICIES AND RESTRICTIONS

The  following  statement  of  policies   supplements  the  description  of  the
investment objective and policies set forth in the Declaration Money Market Fund's Prospectus.

The Fund's Board of Trustees will undertake to assure, to the extent reasonably practical, taking into account current market conditions affecting the Fund's investment objectives, that its net asset value will not deviate from $1.00 per share; In order to accomplish this, The Fund shall maintain a dollar-weighted, average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share. To this end, The Fund will not:

(i)  purchase  any  instrument  with  a  remaining   maturity  of  greater  than
     397calendar days, or (ii) maintain a dollar-weighted average portfolio maturity that exceeds 90days.


Investment Limitations


Certain limitations have been adopted which are designed to reduce the exposure of the Fund in certain situations. Thus, the Fund may not:


(1) Invest in commodities or commodity contracts or purchase or sell real estate;

(2) Write, purchase or sell warrants, put or call options, or combinations thereof;

(3)  Invest  in  interests  in  oil,  gas,  or  other  mineral   exploration  or
     development programs;


(4) Make loans (except to the extent that the entry into repurchase agreements may be considered loans) to other persons except by the purchase of the debt obligations in which the Fund is authorized to invest in accordance with its investment policies;


(5)  Purchase securities on margin or sell securities short;

(6) Purchase more than 10% of the outstanding voting securities of any issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities;


(7) Purchase securities of any issuer except obligations of the U.S. Government and its agencies and instrumentalities if as a result, more than 15% of the value of Fund total assets would be invested in the securities of such issuer;

(8) Purchase or retain securities of an issuer if an officer or director of such issuer is an Officer or Trustee of Declaration Fund or an officer or director of an investment advisor of Declaration Fund and one or more of such Officers, Directors or Trustees of Declaration Fund or an investment advisor of Declaration Fund owns beneficially more than one half percent of the shares or securities of such issuer and all such Trustees, Directors and Officers owning more than one half percent of such shares or securities together own more than 5% of such shares or securities;


(9) Participate with others in any trading accounts or act as an underwriter of securities of other issuers;

(10) Pledge, mortgage or hypothecate the Fund assets to an extent greater than 5% of the value of its total assets, and then only to secure temporary borrowings;


(11) Borrow money (except from banks for temporary, emergency purposes and then only in amounts of up to 20% of its net assets): no securities will be purchased for the Fund if such borrowings exceed 5% of its net assets: any borrowings over 5% of the net assets of the Fund will be made solely to facilitate the orderly sale of portfolio securities should abnormally heavy redemption requests occur;

(12) Invest more than 10% of the Fund's assets in securities which are not readily marketable, including obligations of small banks and savings and loan institutions;

(13) Invest for the purpose of controlling the management of any company;

(14) Invest in securities of other investment companies except by purchase in the open market involving only customary broker's commissions or as part of a merger, consolidation, reorganization or purchase of assets approved by the Fund's shareholders.


(15) Invest in securities of companies which have (with predecessors) a record of less than three years continuous operation, except investments in obligations guaranteed by the U.S. Government, or issued by its agencies or instrumentalities;

(16) Purchase any securities of a type other than those securities described in the Prospectus;

(18) Issue senior securities.


(19) Invest less than 85% of the Fund's net assets in securities other than obligations of the United States Government, or issued by its agencies or instrumentalities.

The above referenced investment limitations are considered at the time that portfolio securities are purchased. The above restrictions are fundamental policies and may not be changed without a vote of a majority of the Fund's outstanding voting securities. The vote of a majority of the outstanding voting securities, means the vote, at an annual or special meeting of the shareholders, duly called, (a) of 67% or more of the voting securities present at the meeting, if the holders of 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (b) of more than 50% of the outstanding voting securities of The Fund, which ever is less.


CALCULATION OF YIELD

The current yield of The Fund is calculated daily on a base period return of a hypothetical account having a beginning balance of one share for a particular seven (7) day period. The return is determined by dividing the net change
(exclusive of any capital changes in such account) by its average net asset value for the period, and then multiplying it by 365/7 to get the annualized current yield.

The calculation of net change reflects the value of additional shares purchased with the dividends of The Fund, including dividends on both the original share and on such additional shares purchased with the dividends from The Fund.

An effective yield, which reflects the effects of compounding and represents an annualization of the current yield with all dividends reinvested, may also be calculated for The Fund by adding 1 to the base period return, raising the sum to the 365/7 power, and subtracting 1 from the result.


Set forth below is an example, for purposes of illustration only, of the current and effective yield calculations for the Fund for a seven (7) day base period ending December 31, 1999:


12/31/98
--------
Value of account at beginning of period                            $1.000000
Value of same account at end of period                              1.000098
Net change in account value                                          .000098
Annualized current net yield                                            0.51%
(Net Change x 365/7)/ average net asset value
Effective yield                                                         0.51%
(Net Change + 1) 365/7 power -1
Average weighted maturity of investments                             24 days


The net asset value of a share of the Fund is $1.00 and the value of the share has remained at that amount since the initial offering. On the other hand, The Fund's yield will fluctuate. The annualization of a week's dividends is not a representation as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as investment quality, average maturity, the type of instruments selected for investment, changes in interest rates on instruments, changes in expenses and other factors. Yields are one basis investors may use to analyze the Fund and other investment vehicles; however, yields of other investment vehicles may not be comparable because of the factors set forth in the preceding sentence, differences in the time periods compared, and differences in the methods used in valuing portfolio instruments, computing net asset value and calculating yield. No charge is made for redemptions. Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by The Fund.


                               INVESTMENT ADVISER

Declaration Investment Advisors, Inc. was organized as a Pennsylvania corporation in 1976. Its address is Suite 6160, 555 North Lane, Conshohocken, PA19428. Its Directors and principal officers are: Terence P. Smith, Chief Executive Officer and Sole Director, Gregory Sanginitti, President and Linda K. Coyne, Executive Vice President and Secretary. The address of each of these persons is Suite 6160, 555 North Lane, Conshohocken, PA 19428.

Declaration I/A is a wholly owned subsidiary of Declaration Holdings, Inc.("Holdings"). Prior to August 21, 1997, Stephen B Tily, III and WMB Holdings, Inc. owned all of the outstanding voting stock of Holdings. On August 21, 1997,all of the outstanding voting stock of Holdings was transferred to Terence P. Smith, then the Secretary of the Company. On October 22, 1997, Mr. Smith transferred 20% of the stock to Mentor Special Situations Fund (a venture capital limited partnership), and 5% to Messers. George Stasen and Edward Sager (the principals of Mentor Special Situations Fund). Mr. Smith now owns 75%,Mentor Special Situations 20% and Messrs. Stasen and Sager 2 1/2% each. The address of each of the owners is 555 North Lane Suite 6160 Conshohocken, Pennsylvania 19428.

The Agreement provides that the adviser shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with services under the Agreement, except by reason of the adviser's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Advisory Agreement.

The Agreement has a term of two years, but may be continued from year to year so long as its continuance is approved annually (a) by the vote of a majority of the Directors of the Fund who are not "interested persons" of the Fund or the adviser cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Directors as a whole or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

                             DIRECTORS AND OFFICERS

The board of directors has overall responsibility for conduct of the Company's affairs. The day-to-day operations of the Fund are managed by the Advisor, subject to the bylaws of the Company and review by the Board of Directors. The directors of the Company, including those directors who are also officers, are listed below:

Name, Age, Address, Position                Principal Occupation For the
with Fund                                         Last Five Years
-----------------------------------
(1)  Stephen B. Tiley, III  (Age 60)        From 1981 to January, 1992,
     Chairman of the Board, Trustee         President, CEO and Director of
                                            Delaware Charter Guarantee & Trust
                                            Company. Became Chairman and CEO on
                                            January 1992. Resigned December
                                            1993. Trustee of the Trust since
                                            1988.

(2)  Thomas S. Stewart, III  (Age 50)       Managing Partner of Stewart
     Trustee                                Associates, a financial services
                                            consulting firm since 1994.
                                            Previously Director of Economic and
                                            Investment Research with PNC Bank.

(3)  George R. Stasen*  (Age 52)            Co-founder of Mentor Capital
     Trustee                                Partners, Ltd., a Philadelphia
                                            merchant banking firm, in 1993.
                                            Formerly CFO of the Rushmore Group
                                            of Bethesda, MD.

(4)  A. Louis Denton  (Age 39)              President ands Chief Executive
     Trustee                                Officer of Philadelphia Corporation
                                            for Investment Services, a financial
                                            advice and services firm, since
                                            1989.

((5)  Dow W. Stewart  (Age 53)               President and CEO of Prime Capital
     Trustee Holdings since 1997. Formerly Chief Operating Officer and Treasurer of Stone & McCarthy Research
                                            Associates (1995-1996) and
                                            co-founded and served as senior
                                            Managing partner and Chief
                                            Financial Officer to R. J. Walls &
                                            Company (1990- 1995).

(6)  Terence P. Smith*  (Age 51)            Chief Executive Officer,
     Trustee, President                     controlling shareholder, The
                                            Declaration Group. With Company
                                            since 1987.



* Indicates an "interested person" as defined in the Investment Company Act of 1940.


The table below sets forth the compensation anticipated to be paid by the Fund to each of the independent directors of the Trust during the Fund's first fiscal year ending December 31, 1999.


Name of Director      Compensation    Pension     Annual      Total Compensation
                      from Company    Benefits    Benefits    Paid to Director
--------------------------------------------------------------------------------

Stephen B. Tiley           0.00        0.00         0.00            0.00
Thomas S. Stewart, III     0.00        0.00         0.00            0.00
George R. Stasen           0.00        0.00         0.00            0.00
A. Louis Denton            0.00        0.00         0.00            0.00
Dow W. Stewart             0.00        0.00         0.00            0.00
Terence P. Smith           0.00        0.00         0.00            0.00


The Adviser intends to purchase substantially all of the shares the Fund prior to the effective date of the Fund's registration and will be deemed initially to control the Fund.

The Company will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by record holders of at least 10% of the Fund's outstanding common shares. The Company's bylaws contain procedures for the removal of directors by its stockholders. At any meeting of stockholders, duly called and at which a quorum is present, the stockholders may by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of the removed directors.

                             PERFORMANCE INFORMATION

In sales literature, the Fund's performance may be compared with that of market indices and other mutual funds. In addition to the above computations, the Fund might use comparative performance as computed in a ranking determined by Lipper Analytical Services, Morningstar, Inc., or that of another service.

                         PURCHASING AND REDEEMING SHARES

Redemptions will be made at net asset value. The Fund's net asset value is determined on days on which the New York Stock Exchange is open for trading. For purposes of computing the net asset value of a share of the Fund, securities traded on security exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales price at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair market value as determined in good faith by the Advisor, subject to the review and supervision of the board of directors. The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order.


It is the policy of Declaration Fund to attempt to maintain a net asset value of $1.00 per share for the shares of the Fund for purposes of sales and redemptions. The instruments held in the portfolio of the Fund are valued on the basis of amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is either higher or lower than the price that would be received if the instrument was sold. During periods of declining interest rates, the daily yield on shares of The Fund, computed as described above, may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing Fund investors would receive less investment income. The converse would apply in a period of rising interest rates. The valuation of the Fund's instruments based upon their amortized cost and the commitment to attempt to maintain The Fund's per share net asset value of $1.00 is authorized by the provisions of Rule 2a-7 under the 1940 Act. In compliance with the terms of the Rule, the Board of Trustees has agreed, as a particular responsibility within the overall duty of care owed to The Fund shareholders, to establish procedures reasonably designed to stabilize the net asset value per share, as computed, for the purposes of sales and redemptions at$1.00 per share, taking into account current market conditions and The Fund's investment objective. These procedures include periodic review (when the Board of Trustees deems appropriate and at such intervals as are reasonable in light of current market conditions) of the relationship between amortized cost value per share and a net asset value per share based upon available indications of market value. In such review, all portfolio securities including securities with maturities of less than 60 days must be marked to market for purposes of computing market deviation. Other investments and assets are valued at fair market value as determined in good faith by the Board of Trustees or its designee(s). In the event of a difference of over 1/2 of 1% between The Fund's net asset value based upon available market quotations or market equivalents and its per share net asset value based on amortized cost, the Board of Trustees will promptly consider what action, if any, should be taken. The Board of Trustees will also take such action, as it deems appropriate, to eliminate or to reduce ,to the extent reasonably practicable, any material dilution or other unfair results which might arise from differences between the two methods of value. Such action may include redemption in kind, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity, withholding dividends, or utilizing a net asset value per share as determined by using available market quotations. See "Daily Dividends" below.


Daily Dividends

The Fund will declare and automatically invest dividends from the net investment income on each day that the Fund is open for business for shareholders of record as of 11:00 A.M., East Coast time. Income for Saturdays, Sundays, and holidays will be declared as a dividend on the next succeeding business day. The amount of dividends declared and paid fluctuates from day to day. Dividends are automatically reinvested at net asset value in additional shares. Shareholders of the Fund will receive periodic transaction summaries of their accounts, including information about dividends reinvested or paid. Shareholders who make the request may have their dividends paid to them monthly in cash. For such shareholders, the shares reinvested and credited to their account during the month will be redeemed promptly after the end of the month and the proceeds paid to them by check.


Net income, for dividend purposes, is the sum of: (1) net investment income, which consists of the interest earned on The Fund's investments(adjusted for amortization of original issue, market discounts or premiums ),less the estimated expenses of Declaration Fund; and (2) gains or losses realized on the sale of portfolio securities. Net income will be so calculated immediately prior to the determination of the Fund's net asset value per share(see "Determination of Net Asset Value"). The Board of Trustees of Declaration Fund may revise the above dividend policy, or postpone the payment of dividends, if Declaration Fund should have or anticipate any large unexpected expenses, losses or fluctuations in net assets with respect to The Fund that, in the opinion of the Board of Trustees, might have a significant effect on shareholders. The shareholders will be notified of any such action taken by the Board of Trustees.


The Fund is open for business on each day that the New York Stock Exchange ("NYSE") is open. The Fund's share price or net asset value per share ("NAV") is normally determined as of 4:00 p.m., New York time. The Fund's share price is calculated by subtracting its liabilities from the closing fair market value of its total assets and dividing the result by the total number of shares outstanding on that day. Fund liabilities include accrued expenses and dividends payable, and its total assets include the market value of the portfolio securities as well as income accrued but not yet received. Since the Fund generally does not charge sales or redemption fees, the NAV is the offering price for shares of the Fund. For shares redeemed prior to being held for at least six months, the redemption value is the NAV less a redemption fee equal to 1.00% of the NAV.

                                 TAX INFORMATION

The following is only a summary of certain tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors in the Fund should consult their tax advisors with specific reference to their tax situation.

Since all of the Fund's net investment income is expected to be derived from earned interest, it is anticipated that no part of any distribution will be eligible for the dividends received deduction for corporations. It is not expected that the Fund will realize long-term capital gains and, therefore, it does not contemplate payment of any "capital gains dividends" as described in the Code. It will be required, in certain cases, to withhold and remit to the United States Treasury, 31% of dividends paid to any Fund shareholder who has failed to provide a tax identification number, or who has provided an incorrect number, or who is subject to withholding by the Internal Revenue Service for failure to properly include on his or her return, payments of interest or dividends. In those states and localities which have income tax laws, the treatment of the Fund and its shareholders and Declaration Fund may differ under such laws from the treatment under Federal income tax laws. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

                             PORTFOLIO TRANSACTIONS


The Fund will generally purchase and hold securities until maturity. Accordingly, the Fund expects that its annual portfolio turnover rate will not exceed 20% under normal conditions. However, there can be no assurance that the Fund will not exceed this rate, and the portfolio turnover rate may vary from year to year.


High portfolio turnover in any year will result in the payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Distributions to shareholders of such investment gains, to the extent they consist of short-term capital gains, will be considered ordinary income for federal income tax purposes.


Decisions to buy and sell securities for the Fund are made by the Adviser subject to review by the Trust's Board of Trustees. In placing purchase and sale orders for portfolio securities for the Fund, it is the policy of the Adviser to seek the best execution of orders at the most favorable price. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in the best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser's evaluations of the broker's efficiency in executing and clearing transactions. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Adviser feels that better prices are available from non-principal market makers that are paid commissions directly.


                                    CUSTODIAN


First Union National Bank, N.A. acts as custodian for the Fund. As such, First Union holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Company. First Union does not exercise any supervisory function over the management of the Fund, the purchase and sale of securities or the payment of distributions to shareholders.


                                 TRANSFER AGENT

Declaration Services Company ("DSC") acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to a written agreement with the Advisor and Fund. Under the agreement, DSC is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

                                 ADMINISTRATION

DSC also provides services as Administrator to the Fund pursuant to a written agreement with the Advisor and Fund. The Administrator supervises all aspects of the operations of the Fund except those performed by the Adviser under the Fund's investment advisory agreement. The Administrator is responsible for:

(a)  calculating the Fund's net asset value
(b) preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the Investment Company Act of 1940
(c) preparing financial statements contained in reports to stockholders of the Fund
(d)  preparing the Fund's federal and state tax returns
(e)  preparing  reports and filings with the Securities and Exchange  Commission
(f)  preparing filings with state Blue Sky authorities
(g)  maintaining the Fund's financial accounts and records

                                   DISTRIBUTOR

Declaration Distributors, Inc., 555 North Lane, Suite 6160, Conshohocken, Pa 19428, a wholly-owned subsidiary of The Declaration Group, serves as distributor and principal underwriter of the Fund's shares pursuant to a written agreement with the Advisor and Fund.

                             INDEPENDENT ACCOUNTANTS


Sanville & Company serves as the Company's independent auditors for the fiscal year ending December 31, 1999.

                                     PART C
                                OTHER INFORMATION

Item 23  Exhibits


A. Articles of Incorporation of Registrant- Incorporated by reference from PEA # 27, filed on February 29, 1996.

B. Bylaws of Registrant- Incorporated by reference from PEA # 27, filed on February 29, 1996.

C.   Not Applicable- See Declaration of Trust of Registrant

D.   Investment Advisory Agreement.- Attached as Exhibit 23(D)

E.   Distribution  Agreement with  Declaration  Distributors,  Inc.- Attached as
     Exhibit 23(E)


F.   None [Not Applicable]


G. Custodian Agreement with First Union National Bank- Incorporated by reference from PEA # 15, filed on March 1, 1990.

H.   (1)  Operating  Services  Agreement.-  Attached  as  Exhibit  23(H)(1)

     (2)  Investment   Services  Agreement  with  Declaration  Service  Company-
          Attached as Exhibit 23(H)(2)

I.   Opinion of Counsel- Attached as Exhibit 23(I)

J.   Not Applicable

K.   Not Applicable

L.   Not Applicable

M.  Plan of Distribution- Attached as Exhibit 23(M)

N.  Not Applicable


O.       Not Applicable

Item 24.  Persons Controlled by or under Common Control with Registrant.

No person is directly or indirectly controlled by, or under common control with the Registrant other than as disclosed in Parts A and B.


Item 25. Indemnification.

The Law of Pennsylvania generally authorizes the registrant to indemnify its directors and officers under specified circumstances. Section 7 of Article VII of the bylaws of the Registrant (exhibit 2 to the registration statement, which is incorporated herein by reference) provides in effect that the registrant shall provide certain indemnification to its directors and officers. In accordance with section 17(h) of the Investment Company Act and other applicable federal laws, this provision of the bylaws shall not protect any person against any liability to the registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. With respect to the indemnification provisions of any agreement entered into by the Company, to the extent that such indemnification provisions may be inconsistent with, or unenforceable, under any federal or state securities law, the Company shall not be liable therefore.

Item 26. Business and Other Connections of Investment Adviser.

The Advisor has no other business or other connections.

Item 27. Principal Underwriters.

Declaration Distributors, Inc., 555 North Lane, Suite 6160, Conshohocken, PA will be the Fund's principal underwriter. Mr. Terence P. Smith is Chief Executive Officer of the underwriter, and serves as President and Trustee of the Fund.


Item 28. Location of Accounts and Records.

Declaration Service Company.
555 North Lane, Suite 6160
Conshohocken, PA

Item 29. Management Services.

Declaration Service Company.
555 North Lane, Suite 6160
Conshohocken, PA


Item 30. Undertakings.

None

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Registration to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Conshohocken and State of Pennsylvania on the 26th day of February, 1999.


                                Declaration Fund
                                  (Registrant)

                       By: /s/ Terence P. Smith, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name                                Title                           Date


/s/  Terence P. Smith               President                 February 26, 1999
---------------------
Terence P. Smith

/s/ Stephen B. Tily                 Chairman                  February 26, 1999
---------------------
Stephen B. Tily

/s/ Dow W. Stewart                  Trustee                   February 26, 1999
---------------------
Dow W. Stewart

Thomas S. Stewart                   Trustee                   February 26, 1999
---------------------
Thomas S. Stewart

George R. Stasen                    Trustee                   February 26, 1999
---------------------
George R. Stasen

/s/ A. Louis Denton                 Trustee                   February 26, 1999
---------------------
A. Louis Denton

                                  EXHIBIT INDEX

EXHIBIT 23(D)- INVESTMENT ADVISORY AGREEMENT BETWEEN THE TRUST AND DECLARATION INVESTMENT ADVISERS, INC.

EXHIBIT 23(E)- DISTRIBUTION AGREEMENT BETWEEN THE TRUST, THE ADVISER, AND DECLARATION DISTRIBUTORS, INC.

EXHIBIT 23(H)(1)- OPERATING SERVICES AGREEMENT BETWEEN THE TRUST AND DECLARATION INVESTMENT ADVISERS, INC.

EXHIBIT 23(H)(2)- INVESTMENT COMPANY SERVICES AGREEMENT BETWEEN THE TRUST, THE ADVISER, AND DECLARATION SERVICE COMPANY.

EXHIBIT 23(I)- OPINION AND CONSENT OF COUNSEL

EXHIBIT 23(M)- PLAN OF DISTRIBUTION PURSUANT TO RULE 12B-1